Summary of significant accounting policies - Capitalized internal-use software costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Capitalized software development costs incurred	$ 175,000	$ 1,408,000	$ 858,000
Share-based payment arrangement, amount capitalized	12,000	104,000	37,000
Capitalized software costs amortized during period	1,613,000	1,546,000	1,287,000
Capitalized computer software, impairments	$ 0	$ 0	$ 0
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years